GOODWILL (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of goodwill

	2024	2023

Balance at the end of the previous year	38,003.6	40,594.0
Effects of cumulative translation adjustments (“CTA”)	3,723.6	(4,067.9)
Effects of the application of IAS 29 (hyperinflation)	2,628.9	1,481.1
Acquisitions/(write-offs)	(13.4)	(3.6)
Balance at the end of the year	44,342.7	38,003.6

Schedule of carrying amount of goodwill

	Functional currency	2024	2023

Brazil		17,685.4	17,698.8
Goodwill	BRL	102,928.0	102,941.4
Transactions with non-controlling interest (i)	BRL	(85,242.6)	(85,242.6)

CAC:		6,784.0	5,488.4
Dominican Republic	DOP	4,631.4	3,805.5
Panama	PAB	2,152.6	1,682.9

Latin America - South:		8,329.4	5,016.4
Argentina	ARS	4,816.2	2,183.8
Bolivia	BOB	2,190.3	1,712.5
Chile	CLP	54.6	47.9
Paraguay	PYG	1,059.9	888.2
Uruguay	UYU	208.4	184.0

Canada	CAD	11,543.9	9,800.0
		44,342.7	38,003.6

(i)	This balance refers to the shareholding exchange transaction in 2013 as a result of the adoption of the predecessor basis of accounting.